Commitment and contingencies - Contractual Charter Revenues (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Unbilled Receivables, Not Billable at Balance Sheet Date [Abstract]
Twelve months ending December 31, 2014	$ 1,675,053
Twelve months ending December 31, 2015	1,495,384
Twelve months ending December 31, 2016	921,757
Twelve months ending December 31, 2017	205,093
Twelve months ending December 31, 2018	56,455
Twelve months ending December 31, 2019 and thereafter	$ 16,221